ALPHA BLUE CAPITAL US SMALL MID CAP ETF
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 62.9%	Shares	Value
Agricultural & Farm Machinery - 0.8%
AGCO Corp.	370	$40,589
Lindsay Corp.	351	41,878
		82,467

Apparel, Accessories & Luxury Goods - 1.1%
Hanesbrands, Inc.(a)	7,098	38,329
VF Corp.	4,236	69,216
		107,545

Application Software - 1.1%
DocuSign, Inc.(a)	695	37,023
InterDigital, Inc.	273	29,216
Zoom Video Communications, Inc. - Class A(a)	566	40,033
		106,272

Asset Management & Custody Banks - 1.5%
Ameriprise Financial, Inc.	195	79,436
Northern Trust Corp.	819	67,264
		146,700

Automobile Manufacturers - 0.3%
Thor Industries, Inc.	234	29,994

Automotive Retail - 2.2%
Advance Auto Parts, Inc.	1,404	94,826
Lithia Motors, Inc.	429	128,297
		223,123

Biotechnology - 0.8%
Biogen, Inc.(a)	351	76,163

Broadcasting - 0.3%
Nexstar Media Group, Inc. - Class A	195	32,403

Broadline Retail - 0.6%
eBay, Inc.	1,170	55,318

Building Products - 0.6%
Resideo Technologies, Inc.(a)	2,613	58,348

Casinos & Gaming - 0.3%
International Game Technology PLC	1,053	28,610

ALPHA BLUE CAPITAL US SMALL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 62.9% (CONTINUED)	Shares	Value
Commercial & Residential Mortgage Finance - 0.8%
Essent Group Ltd.	936	$50,142
Federal Agricultural Mortgage Corp. - Class C	156	27,904
		78,046
Commodity Chemicals - 0.3%
Olin Corp.	561	30,182

Construction Machinery & Heavy Transportation Equipment - 0.7%
Allison Transmission Holdings, Inc.	507	38,193
Terex Corp.	507	29,076
		67,269
Consumer Finance - 2.8%
Capital One Financial Corp.	663	91,235
Discover Financial Services	819	98,853
SLM Corp.	4,797	99,923
		290,011

Data Processing & Outsourced Services - 0.6%
Concentrix Corp.	897	64,988

Diversified Financial Services - 0.3%
Apollo Global Management, Inc.	312	34,882

Drug Retail - 0.3%
Walgreens Boots Alliance, Inc.	1,333	28,340

Electric Utilities - 0.9%
American Electric Power Co., Inc.	1,053	89,705

Electrical Components & Equipment - 0.6%
Acuity Brands, Inc.	234	58,790

Electronic Components - 1.5%
Belden, Inc.	646	55,026
Coherent Corp.(a)	1,560	92,789
		147,815

Electronic Manufacturing Services - 0.5%
Flex Ltd.(a)	1,661	46,757

Environmental & Facilities Services - 0.6%
ABM Industries, Inc.	1,482	61,221

ALPHA BLUE CAPITAL US SMALL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 62.9% (Continued)	Shares	Value
Fertilizers & Agricultural Chemicals - 1.6%
Corteva, Inc.	2,925	$156,546
Food Retail - 0.8%
Kroger Co.	1,521	75,457

Footwear - 0.3%
Skechers USA, Inc. - Class A(a)	468	28,927

Health Care Equipment - 0.9%
Zimmer Biomet Holdings, Inc.	741	92,151

Health Care Facilities - 0.3%
US Physical Therapy, Inc.	312	33,156

Health Care Services - 1.0%
AMN Healthcare Services, Inc.(a)	975	54,863
Laboratory Corp. of America Holdings	234	50,504
		105,367

Health Care Supplies - 0.7%
Haemonetics Corp.(a)	474	34,592
ICU Medical, Inc.(a)	312	34,080
		68,672

Home Furnishings - 0.4%
Tempur Sealy International, Inc.	754	41,070

Homebuilding - 0.4%
Meritage Homes Corp.	273	43,041

Hotels, Resorts & Cruise Lines - 1.4%
Expedia Group, Inc.(a)	543	74,293
Wyndham Hotels & Resorts, Inc.	858	65,680
		139,973

Industrial Machinery & Supplies & Components - 1.1%
Chart Industries, Inc.(a)	391	55,859
Otis Worldwide Corp.	541	51,557
		107,416

Investment Banking & Brokerage - 1.9%
Jefferies Financial Group, Inc.	1,794	75,025
LPL Financial Holdings, Inc.	429	114,925
		189,950

ALPHA BLUE CAPITAL US SMALL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 62.9% (Continued)	Shares	Value
Leisure Products - 0.6%
Mattel, Inc.(a)	1,518	$29,905
Topgolf Callaway Brands Corp.(a)	2,067	29,434
		59,339

Life Sciences Tools & Services - 1.3%
Avantor, Inc.(a)	1,287	31,712
ICON PLC(a)	312	100,033
		131,745

Managed Health Care - 2.8%
Centene Corp.(a)	1,833	143,763
Humana, Inc.	282	98,791
Molina Healthcare, Inc.(a)	117	46,087
		288,641

Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	1,911	69,312

Movies & Entertainment - 0.7%
Live Nation Entertainment, Inc.(a)	741	71,862

Oil & Gas Equipment & Services - 0.9%
Halliburton Co.	2,457	86,167

Oil & Gas Exploration & Production - 1.9%
Diamondback Energy, Inc.	585	106,774
Viper Energy, Inc.	2,223	80,339
		187,113

Oil & Gas Refining & Marketing - 1.5%
Valero Energy Corp.	663	93,788
World Kinect Corp.	2,223	54,152
		147,940

Oil & Gas Storage & Transportation - 1.5%
Cheniere Energy, Inc.	390	60,528
Energy Transfer LP	6,357	93,066
		153,594

ALPHA BLUE CAPITAL US SMALL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 62.9% (Continued)	Shares	Value
Packaged Foods & Meats - 0.5%
Nomad Foods Ltd.	2,964	$54,627

Paper & Plastic Packaging Products & Materials - 1.4%
Graphic Packaging Holding Co.	5,616	145,735

Passenger Airlines - 0.9%
Alaska Air Group, Inc.(a)	1,248	46,663
Delta Air Lines, Inc.	1,131	47,807
		94,470

Passenger Ground Transportation - 0.3%
Lyft, Inc. - Class A(a)	1,872	29,727

Personal Care Products - 1.2%
Kenvue, Inc.	6,474	123,006

Property & Casualty Insurance - 1.8%
Ambac Financial Group, Inc.(a)	1,833	29,988
Assured Guaranty Ltd.	353	32,335
Axis Capital Holdings Ltd.	1,248	78,087
First American Financial Corp.	741	43,282
		183,692

Real Estate Services - 0.7%
Jones Lang LaSalle, Inc.(a)	351	66,774

Regional Banks - 2.1%
East West Bancorp, Inc.	390	28,415
Truist Financial Corp.	3,705	129,601
Wintrust Financial Corp.	588	56,654
		214,670

Reinsurance - 2.4%
Reinsurance Group of America, Inc.	429	75,869
Renaissancere Holdings Ltd.	702	157,823
		233,692

Research & Consulting Services - 0.4%
Equifax, Inc.	153	41,859

Security & Alarm Services - 0.4%
Brink's Co.	546	45,225

ALPHA BLUE CAPITAL US SMALL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 62.9% (Continued)	Shares	Value
Semiconductor Materials & Equipment - 0.7%
Photronics, Inc.(a)	939	$27,034
Teradyne, Inc.	439	45,476
		72,510
Semiconductors - 1.8%
First Solar, Inc.(a)	482	74,175
Microchip Technology, Inc.	486	40,892
Qorvo, Inc.(a)	585	67,012
		182,079

Technology Distributors - 2.6%
Arrow Electronics, Inc.(a)	1,092	128,310
Avnet, Inc.	1,365	63,595
TD SYNNEX Corp.	624	64,834
		256,739

Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc.(a)	351	30,147
WESCO International, Inc.	507	75,792
		105,939

Transaction & Payment Processing Services - 2.4%
Global Payments, Inc.	1,312	170,166
PayPal Holdings, Inc.(a)	1,258	75,908
		246,074
TOTAL COMMON STOCKS (Cost $6,135,000)		6,319,206

EXCHANGE TRADED FUNDS - 35.0%
Vanguard Mid-Cap ETF	4,212	1,013,240
Vanguard Mid-Cap Value ETF	6,747	1,002,199
Vanguard Small-Cap ETF	2,340	513,770
Vanguard Small-Cap Value ETF	5,421	989,820
TOTAL EXCHANGE TRADED FUNDS (Cost $3,394,768)		3,519,029

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Cousins Properties, Inc.	1,209	27,577
Equity Residential	780	46,964
Redwood Trust, Inc.	3,822	23,429
Starwood Property Trust, Inc.	4,056	82,702
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $185,541)		180,672

ALPHA BLUE CAPITAL US SMALL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(b)	34,363	$34,363
TOTAL SHORT-TERM INVESTMENTS (Cost $34,363)		34,363

TOTAL INVESTMENTS - 100.0% (Cost $9,749,672)		$10,053,270
Other Assets in Excess of Liabilities - 0.0%(c)		3,442
TOTAL NET ASSETS - 100.0%		$10,056,712

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-income producing security.
(b) The rate shown represents the 7-day effective yield as of February 29, 2024.
(c) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ALPHA BLUE CAPITAL US SMALL MID CAP ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 29, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires

ALPHA BLUE CAPITAL US SMALL MID CAP ETF

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of February 29, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$6,319,206	$—	$—	$6,319,206
Exchange Traded Funds	3,519,029	—	—	3,519,029
Real Estate Investment Trusts	180,672	—	—	180,672
Money Market Funds	34,363	—	—	34,363
Total Investments in Securities	$10,053,270	$—	$—	$10,053,270

*	For further detail, see the Schedule of Investments.

During the fiscal period ended February 29, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.